Commitments (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Commitments [Line Items]
Rentals under operating leases and other short-term rental arrangements	$ 2,600,000,000	$ 2,400,000,000	$ 2,000,000,000
Potential future lease commitments for land and buildings, number of future locations	366
Increase in payments under operating leases related to potential future lease commitments	82,000,000
Aggregate termination payment liability related to debt financing	$ 104,000,000
Minimum [Member]
Commitments [Line Items]
Commitment on leases, years	4
Maximum [Member]
Commitments [Line Items]
Commitment on leases, years	50